SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
SHARE CAPITAL
 SHARE CAPITAL

Our authorized share capital consists of an unlimited number of common shares with no par value and an unlimited number of preference shares.

COMMON SHARES

	2018		2017		2016
	Number		Number		Number
December 31,	of Shares	Amount	of Shares	Amount	of Shares	Amount
(millions of Canadian dollars; number of shares in millions)
Balance at beginning of year	1,695	50,737	943	10,492	868	7,391
Common shares issued[1]	—	—	33	1,500	56	2,241
Common shares issued in Merger Transaction (Note 8)	—	—	691	37,429	—	—
Common shares issued in Sponsored Vehicle buy-in (SEP) (Note 20)	91	3,888	—	—	—	—
Common shares issued in Sponsored Vehicle buy-in (EEP) (Note 20)	72	3,042	—	—	—	—
Common shares issued in Sponsored Vehicle buy-in (EEM) (Note 20)	30	1,267	—	—	—	—
Common shares issued in Sponsored Vehicle buy-in (ENF) (Note 20)	104	4,530	—	—	—	—
Dividend Reinvestment and Share Purchase Plan	28	1,181	25	1,226	16	795
Shares issued on exercise of stock options	2	32	3	90	3	65
Balance at end of year	2,022	64,677	1,695	50,737	943	10,492

1    Gross proceeds of nil, $1.5 billion and $2.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively; net issuance costs of nil, nil and $59 million for the years ended December 31, 2018, 2017 and 2016, respectively.

PREFERENCE SHARES

	2018		2017		2016
	Number		Number		Number
December 31,	of Shares	Amount	of Shares	Amount	of Shares	Amount
(millions of Canadian dollars; number of shares in millions)
Preference Shares, Series A	5	125	5	125	5	125
Preference Shares, Series B	18	457	18	457	20	500
Preference Shares, Series C	2	43	2	43	—	—
Preference Shares, Series D	18	450	18	450	18	450
Preference Shares, Series F	20	500	20	500	20	500
Preference Shares, Series H	14	350	14	350	14	350
Preference Shares, Series J	8	199	8	199	8	199
Preference Shares, Series L	16	411	16	411	16	411
Preference Shares, Series N	18	450	18	450	18	450
Preference Shares, Series P	16	400	16	400	16	400
Preference Shares, Series R	16	400	16	400	16	400
Preference Shares, Series 1	16	411	16	411	16	411
Preference Shares, Series 3	24	600	24	600	24	600
Preference Shares, Series 5	8	206	8	206	8	206
Preference Shares, Series 7	10	250	10	250	10	250
Preference Shares, Series 9	11	275	11	275	11	275
Preference Shares, Series 11	20	500	20	500	20	500
Preference Shares, Series 13	14	350	14	350	14	350
Preference Shares, Series 15	11	275	11	275	11	275
Preference Shares, Series 17	30	750	30	750	30	750
Preference Shares, Series 19	20	500	20	500	—	—
Issuance costs		(155)		(155)		(147)
Balance at end of year		7,747		7,747		7,255

Characteristics of the preference shares are as follows:

	Dividend Rate	Dividend[1]	Per Share Base Redemption Value[2]	Redemption and Conversion Option Date[2,3]	Right to Convert Into[3,4]
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.50%	$1.37500	$25	—	—
Preference Shares, Series B	3.42%	$0.85360	$25	June 1, 2022	Series C
Preference Shares, Series C5	3-month treasury bill plus 2.40%	—	$25	June 1, 2022	Series B
Preference Shares, Series D6	4.46%	$1.11500	$25	March 1, 2023	Series E
Preference Shares, Series F6	4.69%	$1.17225	$25	June 1, 2023	Series G
Preference Shares, Series H6	4.38%	$1.09400	$25	September 1, 2023	Series I
Preference Shares, Series J	4.89%	US$1.22160	US$25	June 1, 2022	Series K
Preference Shares, Series L	4.96%	US$1.23972	US$25	September 1, 2022	Series M
Preference Shares, Series N6	5.09%	$1.27150	$25	December 1, 2023	Series O
Preference Shares, Series P	4.00%	$1.00000	$25	March 1, 2019	Series Q
Preference Shares, Series R	4.00%	$1.00000	$25	June 1, 2019	Series S
Preference Shares, Series 1[6]	5.95%	US$1.48728	US$25	June 1, 2023	Series 2
Preference Shares, Series 3	4.00%	$1.00000	$25	September 1, 2019	Series 4
Preference Shares, Series 5	4.40%	US$1.10000	US$25	March 1, 2019	Series 6
Preference Shares, Series 7	4.40%	$1.10000	$25	March 1, 2019	Series 8
Preference Shares, Series 9	4.40%	$1.10000	$25	December 1, 2019	Series 10
Preference Shares, Series 11	4.40%	$1.10000	$25	March 1, 2020	Series 12
Preference Shares, Series 13	4.40%	$1.10000	$25	June 1, 2020	Series 14
Preference Shares, Series 15	4.40%	$1.10000	$25	September 1, 2020	Series 16
Preference Shares, Series 17	5.15%	$1.28750	$25	March 1, 2022	Series 18
Preference Shares, Series 19	4.90%	$1.22500	$25	March 1, 2023	Series 20

1
The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend, as declared by the Board of Directors. With the exception of Series A and Series C Preference Shares, such fixed dividend rate resets every five years beginning on the initial redemption and conversion option date. The Series 17 and Series 19 Preference Shares contain a feature where the fixed dividend rate, when reset every five years, will not be less than 5.15% and 4.90%, respectively. No other series of Preference Shares has this feature.

2
Series A Preference Shares may be redeemed any time at our option. For all other series of Preference Shares, we, may at our option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3
The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on a one-for-one basis on the Conversion Option Date and every fifth anniversary thereafter at an ascribed issue price equal to the Base Redemption Value.

4
With the exception of Series A Preference Shares, after the redemption and conversion option dates, holders may elect to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x 90 day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S), 2.4% (Series 4), 2.6% (Series 8), 2.7% (Series 10), 2.6% (Series 12), 2.7% (Series 14), 2.7% (Series 16), 4.1% (Series 18) or 3.2% (Series 20); or US$25 x (number of days in quarter/365) x three-month United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M), 3.1% (Series 2) or 2.8% (Series 6).

5
The floating quarterly dividend amount for the Series C Preference Shares was increased to $0.22685 from $0.20342 on March 1, 2018, was increased to $0.22748 from $0.22685 on June 1, 2018, was increased to $0.23934 from $0.22748 on September 1, 2018 and was increased to $0.25459 from $0.23934 on December 1, 2018, due to reset on a quarterly basis following the issuance thereof.

6
No Series D, F, H, N, or 1 Preference shares were converted on the March 1, 2018, June 1, 2018, September 1, 2018, December 1, 2018 or June 1, 2018 conversion option dates, respectively. However, the quarterly dividend amounts for Series D, F, H, N, and 1, were increased to $0.27875 from $0.25000 on March 1, 2018, $0.29306 from $0.25000 on June 1, 2018, $0.27350 from $0.25000 on September 1, 2018, $0.31788 from $0.25000 on December 1, 2018 and US$0.37182 from US$0.25000 on June 1, 2018, respectively, due to reset on every fifth anniversary thereafter.

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN
On November 2, 2018, we announced the suspension of our DRIP, effective immediately. Prior to the announcement, our shareholders were able to participate in the DRIP, which enabled participants to reinvest their dividends in our common shares at a 2% discount to market price and to make additional optional cash payments to purchase common shares at the market price, free of brokerage or other charges. Refer to Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations - Share Issuances for details on dividends paid.

SHAREHOLDER RIGHTS PLAN
The Shareholder Rights Plan is designed to encourage the fair treatment of shareholders in connection with any takeover offer for us. Rights issued under the plan become exercisable when a person and any related parties acquires or announces its intention to acquire 20% or more of our outstanding common shares without complying with certain provisions set out in the plan or without approval of our Board of Directors. Should such an acquisition occur, each rights holder, other than the acquiring person and related parties, will have the right to purchase our common shares at a 50% discount to the market price at that time.